Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2024	Jul. 31, 2024	Jul. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Convertible preferred stock, par value (in dollars per share)					$ 0.001
Convertible preferred stock, shares authorized			4,939,946		4,939,946
Convertible preferred stock, shares issued			4,732,044	4,732,044	4,939,946	4,939,946	4,939,946	4,939,946
Convertible preferred stock, shares outstanding					4,939,946
Convertible preferred stock, liquidation preference value					$ 91,637,000
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.001		$ 0.001
Common stock, shares authorized	210,000,000		6,594,946		6,594,946
Common stock, shares issued	14,535,136				786,510
Common stock, shares outstanding	14,535,136	13,387,636			779,908
Adagio Medical Inc
Convertible preferred stock, par value (in dollars per share)				$ 0.001	$ 0.001			$ 0.001
Convertible preferred stock, shares authorized				4,939,946	4,939,946			4,939,946
Convertible preferred stock, shares issued				4,732,044	4,939,946		4,939,946	4,939,946	4,939,946
Convertible preferred stock, shares outstanding				4,732,044	4,939,946			4,939,946
Convertible preferred stock, liquidation preference value				$ 86,936,000	$ 91,637,000			$ 91,637,000
Common stock, par value (in dollars per share)				$ 0.001	$ 0.001			$ 0.001
Common stock, shares authorized				6,594,946	6,594,946			6,594,946
Common stock, shares issued				786,782	786,510			762,762
Common stock, shares outstanding				780,180	779,908			756,160